EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of exploration and evaluation assets summary [Table Text Block]
	Idaho Properties	Nevada & Arizona Properties	Total
Balance at December 31, 2021	$56,491,140	-	$56,491,140
Land acquisitions/option payments	90,000	-	90,000
Legal fees	14,987	-	14,987
Reclamation adjustment*	(15,864,249)	-	(15,864,249)
Depreciation**	(7,404)	-	(7,404)
Total	40,724,474	-	40,724,474
Advance minimum royalty (Note 16)	77,450	-	77,450
Balance at December 31, 2022	40,801,924	-	40,801,924
Land acquisitions/option payments	39,000	2,800,000	2,839,000
Millennial acquisition (Note 11)	-	24,523,830	24,523,830
Legal fees	93,882	12,014	105,896
Reclamation adjustment*	16,486	-	16,486
Depreciation**	(7,403)	-	(7,403)
Total	40,943,889	27,335,844	68,279,733
Advance minimum royalty (Note 16)	97,450	25,000	122,450
Balance at December 31, 2023	41,041,339	$27,360,844	$68,402,183

      *Reclamation adjustment is the change in present value of the reclamation liability, mainly due to changes to inflation rate and discount rate. Also see Note 17.

**A staff house building with a carrying value of $187,150 has been included in the DeLamar property. This building is being depreciated.

Disclosure of exploration and evaluation expenses summary [Table Text Block]
	Idaho Properties			Nevada & Arizona Properties
December 31, 2023	DeLamar Project	Other Idaho deposits	Joint expenses	Nevada North Project	Other Nevada & Arizona	Total
Contract exploration drilling	2,056,797	-	-	-	-	2,056,797
Contract metallurgical drilling	1,487,545	-	-	-	-	1,487,545
Contract condemnation drilling	425,773	-	-	-	-	425,773
Contract geotech drilling	324,752	-	-	-	-	324,752
Contract ground water drilling	144,465	-	-	-	-	144,465
Exploration drilling - other drilling labour & related costs	949,834	-	-	-	-	949,834
Metallurgical drilling - other drilling	626,837	-	-	-	-	626,837
labour & related costs
Condemnation drilling - other	193,291	-	-	-	-	193,291
drilling labour & related costs
Other exploration expenses*	817,672	1,376	-	12,988	71,532	903,568
Other development expenses**	2,871,803	-	-	545,088	-	3,416,891
Land***	494,482	-	-	245,106	250,831	990,419
Permitting	4,864,302	22,602	192,225	237,634	-	5,316,763
Metallurgical test work	429,796	-	-	9,699	-	439,495
Technical reports and engineering	1,924,133	-	-	186,585	-	2,110,718
External affairs / Community engagement	410,020	-	-	56,357	-	466,377
Site support expenses****	1,953,716	-	-	201,878	-	2,155,594
Total	$19,975,218	$23,978	$192,225	$1,495,335	$322,363	$22,009,119

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

****Includes site G&A expenses

	Idaho Properties
December 31, 2022	DeLamar Project	Other Idaho deposits	Joint expenses	Total
Contract exploration drilling	$1,478,499	$-	$-	$1,478,499
Contract metallurgical drilling	657,499	-	-	657,499
Contract condemnation drilling	216,877	-	-	216,877
Contract geotech drilling	222,876	-	-	222,876
Exploration drilling - other drilling labour & related costs	1,044,311	10,779	-	1,055,090
Metallurgical drilling - other drilling labour & related costs	310,344	-	-	310,344
Condemnation drilling - other drilling - labour & related costs	307,833	-	-	307,833
Other exploration expenses*	902,744	2,492	-	905,235
Other development expenses**	1,785,320	-	-	1,785,320
Land***	332,962	22,602	223,164	578,728
Permitting	3,019,675	-	-	3,019,675
Metallurgical test work	339,322	-	-	339,322
Technical reports and engineering	835,591	-	-	835,591
External affairs / Community engagement	276,444	-	-	276,444
Site support expenses****	1,477,701	-	-	1,477,701
Total	$13,207,998	$35,873	$223,164	$13,467,035

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

****Includes site G&A expenses

	Idaho Properties
December 31, 2021	DeLamar Project	Other Idaho deposits	Joint expenses	Total
Contract exploration drilling	$6,253,809	$1,673,547	$-	$7,927,356
Contract metallurgical drilling	424,819	-	-	424,819
Contract condemnation drilling	226,752	-	-	226,752
Exploration drilling - other drilling labour & related costs	3,390,088	1,044,078	-	4,434,166
Metallurgical drilling - other drilling labour & related costs	196,570	-	-	196,570
Condemnation drilling - other drilling - labour & related costs	124,235	-	-	124,235
Other exploration expenses*	1,601,903	239,591	-	1,841,494
Other development expenses**	1,664,611	-	-	1,664,611
Land***	335,420	24,588	236,426	596,434
Permitting	4,357,412	-	-	4,357,412
Metallurgical test work	418,839	-	-	418,839
Technical reports and engineering	1,640,468	-	-	1,640,468
External affairs / Community engagement	219,238	-	-	219,238
Site support expenses****	1,725,516	-	-	1,725,516
Total	$22,579,680	$2,981,804	$236,426	$25,797,910

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

****Includes site G&A expenses